INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

20. Income taxes

a) Provision for Income Taxes

Major items causing the Company's effective tax rate to differ from the combined Canadian federal and provincial statutory rate of 26.5% (2020 and 2019 - 26.5%, respectively) were as follows:

	Years Ended December 31,
	2021	2020	2019

Net loss for the year	$(3,723,784)	$(2,243,560)	$(1,650,745)

Expected income tax recovery based on statutory rate	(987,000)	(595,000)	(437,000)
Adjustment to expected income tax benefit
Permanent differences	342,000	100,000	111,000
Other	2,000	(7,000)	54,000
Change in unrecognized deferred tax asset	643,000	502,000	272,000
Income tax provision (recovery)	$-	$-	$-

b) Deferred Income Taxes

Deferred income taxes assets have not been recognized in respect to the following deductible temporary differences:

	Years Ended December 31,
	2021	2020	2019

Non-capital losses carried forward	$18,340,000	$16,251,000	$13,802,000
Fixed assets - Canada	$217,000	212,000	203,000
Other - Canada	$256,000	245,000	393,000
Capital loss carry-forward - Canada	$4,143,000	4,125,000	4,028,000
Lease - Canada	$(28,000)	(8,000)	45,000
Exploration and evaluation properties - Congo	51,393,000	42,364,000	35,225,000
Total	$74,321,000	$63,189,000	$53,696,000

Non-capital losses in Canada expire in the following years:

2026	$261,000
2027	135,000
2028	196,000
2029	674,000
2030	1,520,000
2031	2,593,000
2032	2,187,000
2033	1,946,000
2034	870,000
2035	560,000
2036	612,000
2037	541,000
2038	675,000
2039	1,032,000
2040	2,449,000
2041	2,089,322
$18,340,322